As filed with the Securities and Exchange Commission on January 22, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Amendment No. 1 to
FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  October 31, 2014

Explanatory Paragraph

On January 8, 2015, the undersigned registrant filed its Certified Shareholder Report on Form N-CSR for the annual period ended October 31, 2014.  The registrant hereby amends the original Certified Shareholder Report on Form N-CSR by amending and restating Item 1, “Report to Stockholders,” for the Hennessy Gas Utility Index Fund to correct information regarding the AGA Stock Index contained within the line graph entitled “Change in Value of $10,000 Investment” contained in the Report.

This amendment does not reflect events occurring after the filing of the original Certified Shareholder Report on Form N-CSR for the annual period ended October 31, 2014 and, other than amending and restating Item 1, “Report to Stockholders,” for the Hennessy Gas Utility Index Fund, does not modify or update the disclosures in the original Certified Shareholder Report on Form N-CSR in any way.

HENNESSY FUNDS

Supplement dated January 16, 2015 to the
Hennessy Gas Utility Index Fund Annual Report for the period ended October 31, 2014

We are providing this supplement to the Hennessy Gas Utility Index Fund Annual Report for the period ended October 31, 2014 to correct information regarding the AGA Stock Index contained within the line graph entitled “Change in Value of $10,000 Investment.”  On page 4 of the Annual Report, the line graph is hereby replaced in its entirety by the line graph below.  The performance table is also restated below for investors’ convenience, but is unchanged from the performance table in the Annual Report.

This Supplement provides additional information beyond that contained in the Annual Report and should be read in conjunction with the Annual Report.

CHANGE IN VALUE OF $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on October 31, 2004. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED OCTOBER 31, 2014

	One	Five	Ten
	Year	Years	Years
Hennessy Gas Utility
Index Fund (GASFX)	22.49%	20.41%	13.11%
AGA Stock Index*	23.37%	21.09%	13.94%
S&P 500 Index	17.27%	16.69%	8.20%

Expense ratio: 0.80%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com. Performance for periods prior to October 26, 2012 is that of the FBR Gas Utility Index Fund.

The expense ratio presented is from the most recent prospectus.

*
The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the AGA.  Performance for the AGA Stock Index is provided monthly by the American Gas Association.

Item 1. Reports to Stockholders.

ANNUAL REPORT

OCTOBER 31, 2014

HENNESSY GAS UTILITY
INDEX FUND

Investor Class  GASFX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to the Financial Statements	18
Report of Independent Registered Public Accounting Firm	25
Trustees and Officers of the Fund	26
Expense Example	30
Proxy Voting	32
Quarterly Filings on Form N-Q	32
Federal Tax Distribution Information	32
Householding	32
Privacy Policy	33

HENNESSY FUNDS                                                                                                           1-800-966-4354

December 2014
Dear Shareholder:

As I look back at 2014, I realize that in this age of rapidly evolving technology, information is delivered and absorbed so quickly that it is difficult to remember what happened last week, let alone what’s happened over the course of an entire year. That is why I’d like to take a moment to recall some of the year’s highs and lows, economically, politically and socially, here in the U.S. and around the globe. 2014 was scarred by political partisanship, civil unrest in the U.S., Ukraine and many other countries, the arrival of terrorist group ISIS, the tragedies of school shootings and natural disasters, and the frightening outbreak of Ebola.  However, there were also positive events this year: we survived a government shutdown over healthcare reform, jobs reports have been consistently, albeit anemically, improving, and home prices remained relatively stable, after recovering significantly in 2013. And, important to us here at Hennessy, our hometown team, the San Francisco Giants, won their third World Series in just five years!

A significant event for the financial industry this past year was the confirmation of Janet Yellen as Chair of the Federal Reserve, which served to calm the nerves of business and political leaders alike.  I believe Yellen’s leadership will benefit U.S. business owners, as the Fed continues to be a voice of reason in a sea of political and economic rhetoric.  The Fed has also supported the economy and corporate America by helping keep interest rates reasonable and low.

The stock market has continued its determined comeback from the lows of 2009, setting multiple record highs in recent months. The U.S. financial markets have provided strong returns over the past twelve-month period ended October 31, 2014, with the Dow Jones Industrial Average (DJIA) returning over 14% and S&P 500 Index returning over 17% during the period. The DJIA currently has a dividend yield of 2.2%, which is equal to that of a 10-Year U.S. Treasury, which is currently also yielding 2.2%. I continue to believe that investments in high-yielding, high-quality stocks have the potential to not only provide income but also the potential for stock price appreciation as well. Fixed income investing has run its course, in my opinion, and many individuals are currently benefiting from the return to investing in equities that possess strong fundamentals. American investors are slowly migrating from fixed income to equities. Currently, 54% of Americans invest in stocks, and I do expect this percentage to increase, especially if interest rates move higher.

For the past several years, U.S. corporations have been driving shareholder value by making acquisitions, initiating and raising dividends, investing in internal infrastructure and buying back stock. However, this year I began to see a shift from those strategies.  I believe the easier to execute acquisitions are a thing of the past, and firms now have to be even more creative to execute accretive deals. I also believe that while firms may continue to initiate dividends, fewer firms will raise their dividends and fewer firms will participate in stock buyback programs going forward.  What will these cash-rich companies do with their capital if they are not raising dividends or buying back stock?  I believe they may begin to initiate capital expenditure programs that could truly benefit economic growth.

Liquidity and monetary conditions are supportive, causing the cost of capital to be very low. I believe firms will choose to spend capital to expand their sales, and they may even begin to hire in earnest. Once a company begins to move in this way, the cost to

HENNESSYFUNDS.COM

defer becomes real for competitors. With almost $3 trillion in cash and short-term investments sitting on the balance sheets of the S&P 500 companies, a strategic shift by firms to spend their idle capital, while slow, could potentially further economic growth in the U.S. in my opinion.

Economic progress and growth remain slow, yet steady, and unemployment, though improving, remains high. Oil prices have fallen, giving consumers a bit more discretionary income.  While the midterm elections may not end all of the gridlock in Washington, hopefully we will receive clarity on the political headwinds of taxes and regulations, which have not improved over the past several years.

The markets have had several quarters without any truly significant downturn. The pullbacks we recently experienced, most notably in July and October, were short-lived, as evidenced by the quick rebound to record high market levels.  I firmly believe that we are in a secular bull market, and I continue to tell investors to try to remain calm in the face of volatility and continue to focus on the strong, long-term fundamentals that are evident in the market today.  Many companies continue to have strong balance sheets, with record cash flows and profits. With this current bull market in its fifth year, investors should expect some volatility.

I am encouraged by the strong returns for the major U.S. financial market indices and by the performance of the Hennessy Funds over the past year. Thank you for your continued confidence and investment in our products.  If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Cash flow can be used as an indication of a company’s financial strength. A firm’s cash flow is the movement of cash in and out of the firm in the form of payments to suppliers and collections from customers. Dividend Yield is calculated as the annual dividends paid by a company divided by the price of a share of their stock.

HENNESSY FUNDS                                                                                                           1-800-966-4354

Performance Overview (Unaudited)

The opinions expressed in the following commentary reflect those of the Portfolio Managers as of the date written. Any such opinions are subject to change based on market or other conditions and are not guaranteed. These opinions may not be relied upon as investment advice. Investment decisions for the Fund are based on multiple factors, and may not be relied upon as an indication of trading intent on behalf of the Fund. Security positions can and do change.

CHANGE IN VALUE OF $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on October 31, 2004. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED OCTOBER 31, 2014

	One	Five	Ten
	Year	Years	Years
Hennessy Gas Utility
Index Fund (GASFX)	22.49%	20.41%	13.11%
AGA Stock Index*	23.37%	21.09%	13.94%
S&P 500 Index	17.27%	16.69%	8.20%

Expense ratio: 0.80%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com. Performance for periods prior to October 26, 2012 is that of the FBR Gas Utility Index Fund.

The expense ratio presented is from the most recent prospectus.

*
The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the AGA.  Performance for the AGA Stock Index is provided monthly by the American Gas Association.

HENNESSYFUNDS.COM

PERFORMANCE NARRATIVE

Portfolio Managers Winsor H. (Skip) Aylesworth and Ryan Kelley

Over the previous twelve months, how did the Fund perform and what factors contributed to this performance?

For the twelve-month period ended October 31, 2014, the Hennessy Gas Utility Index Fund returned 22.49%, slightly underperforming the American Gas Association (AGA) Stock Index*, which returned 23.37% for the same period, but significantly outperforming the S&P 500 Index and the Morningstar Utilities Category Average, which returned 17.27%, and 16.79% for the same period, respectively.

Two of the Fund’s best performers for the period were Cheniere Energy, Inc. and Energy Transfer Equity, L.P., which returned 88% and 78%, respectively, for the period. This is the third  straight year that Cheniere has been a top performer, and the second year that Energy Transfer has been a top performer.  Cheniere Energy, Inc. focuses on Liquid Natural Gas (LNG) and owns ports along the Gulf Coast that can receive and process imports and is currently constructing LNG export facilities. It is the first company to be granted a license to export LNG from the U.S., with shipments expected to begin in early 2016. Energy Transfer Equity, L.P. is a Master Limited Partnership (MLP) that specializes in the storage and transportation of natural gas. It too has been granted a license to export LNG and has benefited from the interest in this new demand driver for the industry. As an MLP, the company pays the bulk of its cash flow out in distributions to avoid paying taxes at the corporate level, which makes it particularly attractive to income-oriented investors. Both companies have benefited from the interest in LNG exporting due to the geopolitical climate in Eastern Europe. Both companies were two of the Fund’s largest holdings for the twelve-month period, and thus their individual success added greatly to the success of the Fund.

Two holdings that detracted from the Fund’s performance were Energen Corp. and MDU Resources Group, Inc., which returned -13% and -3%, respectively. Energen Corp. is an energy holding company engaged in the development, exploration and production of oil, natural gas and natural gas liquids. MDU Resources Group, Inc. is a diversified company which services the energy and transportation sectors, with one segment that generates and transmits electricity and natural gas. Both companies have been negatively impacted by their exposure to the exploration and production (E&P) sector of the Energy industry. While Energen sold its distribution business to concentrate on E&P, MDU is looking to divest itself of the E&P exposure in order to concentrate on distribution.

There was one addition and two deletions to the AGA Stock Index, and thus the Fund’s portfolio, during the period. The addition was Plains GP Holdings LP, a Houston based holding company engaged in transportation, storage and marketing of crude oil and natural gas liquids. It is the General Partner of Plains All America Pipeline, LP, a pipeline Master Limited Partnership (MLP).  The two stocks deleted were Energen Corp. and UNS Energy Corp. In a decision to concentrate on the E&P side of the industry, Energen sold its natural gas distribution subsidiary to The Laclede Group, Inc., another AGA member. As a result of the divestiture, Energen decided to drop its membership in AGA. UNS Energy Corp. left the index as a result of being acquired by a Canadian utility, Fortis, Inc.  This is the second acquisition for Fortis of an AGA member in the last two years.  Fortis, Inc. is a large electric and gas utility based in British Columbia, Canada. Although an AGA member company, Fortis, Inc. does not trade on an American exchange and hence is not a part of the AGA Stock Index. To be included in the AGA Stock Index, a company must be publicly traded on an American stock exchange and be a member of the AGA.

HENNESSY FUNDS                                                                                                           1-800-966-4354

Additional Portfolio Manager Commentary and related investment outlook:

The natural gas distribution industry continues to thrive in the current environment of ample supply, historically low and stable prices, and the concerns about climate change. As the cleanest of the fossil fuels, natural gas is the energy source of choice as utilities replace aging coal-fired generating facilities.

We are currently seeing the same revolution in the oil industry that we saw in the natural gas industry. By using the same technologies of fracking and horizontal drilling, the U.S. is finding more oil than ever before. We are seeing oil production increasing, while imports are decreasing. The result is a lowering of oil prices. As we see the price difference between oil based energy (gas/diesel) and natural gas narrow, the adoption of natural gas as a mainstream transportation fuel is slowing. If oil prices go up, we could expect a quicker adoption of natural gas-based transportation solutions.

Geopolitics in Europe and Asia have generally resulted in both economies slowing with resultant reductions in energy demand. Price spreads for LNG between Europe, China and the U.S. have narrowed which, if they hold, could slow the LNG export industry.

So having finished another good year for the Fund, what can investors expect going forward with this somewhat mixed outlook? As an index fund, its goal is to provide the return of the index less expenses. We strive to continue our long term record of accomplishing this. Since the members of the AGA Stock Index are all involved in the distribution side of the natural gas industry, their future growth is directly related to the growth of natural gas as an energy source. As long as we continue to have long term supplies of proven reserves and prices remain historically low and relatively stable, prospects should continue to be good for portfolio companies.

*
The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the AGA.  Performance for the AGA Stock Index is provided monthly by the American Gas Association.  The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks.  You cannot invest directly in an index.  Performance data for an index does not reflect any deductions for fees, expenses or taxes.

The Fund is non-diversified, meaning it concentrates its assets in fewer holdings than a diversified fund and is therefore more exposed to individual stock volatility than a diversified fund.  Investments are focused in the natural gas distribution and transmission industry, which may be adversely affected by rising interest rates, weather, and the wholesale pricing of alternative fuels.  Investments in foreign securities may involve greater volatility and political, economic and currency risk and differences in accounting methods.  While the Fund seeks to track the performance of the AGA Stock Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation with the return of the AGA Stock Index.

References to specific securities should not be considered a recommendation to buy or sell any security.  Fund holdings and sector allocations are subject to change.  Please refer to the Schedule of Investments included in this report for additional portfolio information.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pre-tax income.

Each Morningstar category average represents a universe of funds with similar investment objectives.  © Morningstar, Inc.  All Rights Reserved.  The information contained herein: 1) is proprietary to Morningstar; 2) may not be copied or distributed and 3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.  Past performance does not guarantee future results.

HENNESSYFUNDS.COM

Financial Statements

Schedule of Investments

HENNESSY GAS UTILITY INDEX FUND

As of October 31, 2014
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS

Cheniere Energy, Inc.	4.92%
Sempra Energy	4.91%
National Grid PLC	4.90%
Dominion Resources, Inc.	4.88%
Kinder Morgan, Inc.	4.88%
Spectra Energy Corp.	4.87%
TransCanada Corp.	4.86%
Enbridge, Inc.	4.85%
NiSource, Inc.	4.85%
ONEOK, Inc.	4.26%

Note:  For presentation purposes, the Fund has grouped some of the industry categories.  For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

HENNESSY FUNDS                                                                                                           1-800-966-4354

COMMON STOCKS – 96.05%	Number		% of
	of Shares	Value	Net Assets
Energy – 26.73%
Cheniere Energy, Inc. (a)	1,479,117	$110,933,775	4.92%
Enbridge, Inc. (c)	2,310,997	109,448,818	4.85%
EQT Corp.	562,732	52,919,317	2.35%
Kinder Morgan, Inc.	2,844,725	110,090,858	4.88%
Spectra Energy Corp.	2,804,615	109,744,585	4.87%
TransCanada Corp. (c)	2,225,927	109,715,942	4.86%
		602,853,295	26.73%

Financials – 0.53%
Berkshire Hathaway, Inc., Class A (a)	57	11,970,000	0.53%

Utilities – 68.79%
AGL Resources, Inc.	1,293,116	69,711,884	3.09%
ALLETE, Inc.	3,900	203,736	0.01%
Alliant Energy Corp.	109,154	6,757,724	0.30%
Ameren Corp.	263,890	11,173,103	0.50%
Atmos Energy Corp.	1,334,962	70,752,986	3.14%
Avista Corp.	158,472	5,617,832	0.25%
Black Hills Corp.	119,459	6,537,991	0.29%
Centerpoint Energy, Inc.	1,272,726	31,245,423	1.39%
Chesapeake Utilities Corp.	144,140	6,980,700	0.31%
CMS Energy Corp.	1,092,648	35,696,810	1.58%
Consolidated Edison, Inc.	656,386	41,588,617	1.84%
Corning Natural Gas Holding Corp.	29,687	656,825	0.03%
Delta Natural Gas Company, Inc.	90,047	1,865,774	0.08%
Dominion Resources, Inc.	1,541,896	109,937,185	4.88%
DTE Energy Co.	431,954	35,489,341	1.57%
Duke Energy Corp.	201,837	16,580,910	0.74%
Entergy Corp.	18,050	1,516,561	0.07%
Exelon Corp.	647,881	23,705,966	1.05%
Gas Natural, Inc.	94,250	1,069,737	0.05%
Iberdrola SA- ADR (c)	557,830	15,814,480	0.70%
Integrys Energy Group, Inc.	497,488	36,157,428	1.60%
MDU Resources Group, Inc.	971,407	27,374,249	1.21%
MGE Energy, Inc.	58,496	2,601,317	0.12%
National Fuel Gas Co.	568,824	39,379,685	1.75%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Utilities (Continued)
National Grid PLC – ADR (c)	1,484,923	$110,463,422	4.90%
New Jersey Resources Corp.	367,642	21,499,704	0.95%
NiSource, Inc.	2,602,131	109,445,630	4.85%
Northeast Utilities	420,975	20,775,116	0.92%
Northwest Natural Gas Co.	321,865	15,105,124	0.67%
Northwestern Corp.	150,198	7,936,462	0.35%
One Gas, Inc.	613,578	23,285,285	1.03%
ONEOK, Inc.	1,629,098	96,019,036	4.26%
Pepco Holdings, Inc.	114,904	3,141,475	0.14%
PG&E Corp.	1,556,799	78,338,126	3.47%
Piedmont Natural Gas Company, Inc.	1,007,720	38,303,437	1.70%
PPL Corp.	149,535	5,232,230	0.23%
Public Service Enterprise Group, Inc.	1,337,790	55,264,105	2.45%
Questar Corp.	1,719,119	41,447,959	1.84%
RGC Resources, Inc.	58,219	1,178,353	0.05%
SCANA Corp.	310,966	17,068,924	0.76%
Sempra Energy	1,005,940	110,653,400	4.91%
South Jersey Industries, Inc.	263,128	15,429,826	0.68%
Southwest Gas Corp.	581,840	33,799,086	1.50%
TECO Energy, Inc.	432,236	8,476,148	0.38%
The Empire District Electric Co.	31,600	898,704	0.04%
The Laclede Group, Inc.	533,111	27,066,045	1.20%
UGI Corp.	454,402	17,126,411	0.76%
UIL Holdings Corp.	289,133	11,894,932	0.53%
Unitil Corp.	98,868	3,444,561	0.15%
Vectren Corp.	479,416	21,549,749	0.96%
WGL Holdings, Inc.	496,237	23,323,139	1.03%
Wisconsin Energy Corp.	220,460	10,948,044	0.49%
Xcel Energy, Inc.	703,399	23,542,765	1.04%
		1,551,073,462	68.79%
Total Common Stocks
(Cost $1,627,542,446)		2,165,896,757	96.05%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                           1-800-966-4354

PARTNERSHIPS – 3.10%	Number		% of
	of Shares	Value	Net Assets
Energy – 3.10%
Energy Transfer Equity LP	746,288	$43,553,368	1.93%
Plains GP Holdings LP	919,577	26,373,468	1.17%
		69,926,836	3.10%
Total Partnerships
(Cost $30,299,238)		69,926,836	3.10%

SHORT-TERM INVESTMENTS – 0.41%
Money Market Funds – 0.41%
Fidelity Government Portfolio –
Institutional Class, 0.01% (b)	9,277,444	9,277,444	0.41%

Total Short-Term Investments
(Cost $9,277,444)		9,277,444	0.41%

Total Investments
(Cost $1,667,119,128) – 99.56%		2,245,101,037	99.56%
Other Assets in Excess
of Liabilities – 0.44%		9,880,483	0.44%
TOTAL NET ASSETS – 100.00%		$2,254,981,520	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of October 31, 2014.
(c)	U.S. traded security of a foreign corporation.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

Summary of Fair Value Exposure at October 31, 2014

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2014 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$602,853,295	$—	$—	$602,853,295
Financials	11,970,000	—	—	11,970,000
Utilities	1,550,416,637	656,825	—	1,551,073,462
Total Common Stocks	$2,165,239,932	$656,825	$—	$2,165,896,757
Partnerships
Energy	$69,926,836	$—	$—	$69,926,836
Total Partnerships	$69,926,836	$—	$—	$69,926,836
Short-Term Investments
Money Market Funds	$9,277,444	$—	$—	$9,277,444
Total Short-Term Investments	$9,277,444	$—	$—	$9,277,444
Total Investments	$2,244,444,212	$656,825	$—	$2,245,101,037

Transfers between levels are recognized at the end of the reporting period. During the year ended October 31, 2014, the Fund recognized no transfers between Levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                           1-800-966-4354

Financial Statements

Statement of Assets and Liabilities as of October 31, 2014

ASSETS:
Investments in securities, at value (cost $1,667,119,128)	$2,245,101,037
Cash	731,365
Dividends and interest receivable	3,643,015
Receivable for fund shares sold	6,539,497
Receivable for securities sold	16,313,564
Return of capital receivable	371,960
Prepaid expenses and other assets	61,796
Total Assets	2,272,762,234

LIABILITIES:
Payable for securities purchased	13,755,157
Payable for fund shares redeemed	2,373,652
Payable to advisor	730,573
Payable to administrator	378,188
Payable to auditor	19,101
Accrued interest payable	3,888
Accrued trustees fees	1,748
Accrued expenses and other payables	518,407
Total Liabilities	17,780,714
NET ASSETS	$2,254,981,520

NET ASSETS CONSIST OF:
Capital stock	$1,644,165,856
Accumulated net investment income	953,691
Accumulated net realized gain on investments	31,880,064
Unrealized net appreciation on investments	577,981,909
Total Net Assets	$2,254,981,520

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	2,254,981,520
Shares issued and outstanding	72,047,128
Net asset value, offering price and redemption price per share	$31.30

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

Financial Statements

Statement of Operations for the year ended October 31, 2014

INVESTMENT INCOME:
Dividend income(1)	$51,183,131
Interest income	2,324
Total investment income	51,185,455

EXPENSES:
Investment advisory fees (See Note 5)	6,761,138
Sub-transfer agent expenses – Investor Class (See Note 5)	3,185,943
Administration, fund accounting, custody and transfer agent fees	1,904,647
Membership fees	676,114
Reports to shareholders	179,021
Federal and state registration fees	57,765
Compliance expense	21,488
Legal fees	21,029
Trustees’ fees and expenses	21,019
Audit fees	19,100
Interest expense (See Note 6)	3,889
Other expenses	83,765
Total expenses	12,934,918
NET INVESTMENT INCOME	$38,250,537

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$47,518,015
Net change in unrealized appreciation on investments	248,176,790
Net gain on investments	295,694,805
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$333,945,342

(1)	Net of foreign taxes withheld and issuance fees of $842,582.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                           1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

Financial Statements

Statements of Changes in Net Assets

	Year Ended		Year Ended
	October 31, 2014		October 31, 2013
OPERATIONS:
Net investment income	$38,250,537		$23,732,673
Net realized gain on investments	47,518,015		20,377,887
Net change in unrealized appreciation on investments	248,176,790		131,840,690
Net increase in net assets resulting from operations	333,945,342		175,951,250

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(36,086,377)		(23,162,526)
Net realized gains – Investor Class	(27,515,134)		(17,562,108)
Total distributions	(63,601,511)		(40,724,634)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	1,127,467,551		575,374,779
Dividends reinvested – Investor Class	60,140,074		38,473,417
Cost of shares redeemed – Investor Class	(385,760,784	)(1)	(313,104,396	)(2)
Net increase in net assets derived
from capital share transactions	801,846,841		300,743,800
TOTAL INCREASE IN NET ASSETS	1,072,190,672		435,970,416

NET ASSETS:
Beginning of year	1,182,790,848		746,820,432
End of year	$2,254,981,520		$1,182,790,848
Undistributed net investment income, end of year	$953,691		$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	38,906,149		23,099,378
Shares issued to holders as reinvestment
of dividends – Investor Class	2,174,333		1,647,989
Shares redeemed – Investor Class	(13,350,971)		(12,830,834)
Net increase in shares outstanding	27,729,511		11,916,533

(1)	Net of redemption fees of $6,816 related to redemption fees imposed by the FBR Gas Utility Index Fund during a prior year but not received until the fiscal year 2014.
(2)	Net of redemption fees of $4,408 related to redemption fees imposed by the FBR Gas Utility Index Fund during a prior year but not received until the fiscal year 2013.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                           1-800-966-4354

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each year

PER SHARE DATA:
Net asset value, beginning of year

Income from investment operations:
Net investment income
Net realized and unrealized gains on investments
Total from investment operations

Less distributions:
Dividends from net investment income
Dividends from net realized gains
Total distributions
Paid-in capital from redemption fees
Net asset value, end of year

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)
Ratio of expenses to average net assets:
Before expense reimbursement
After expense reimbursement
Ratio of net investment income to average net assets:
Before expense reimbursement
After expense reimbursement
Portfolio turnover rate

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

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Year Ended October 31,
2014	2013	2012	2011	2010

$26.69	$23.05	$21.21	$17.83	$15.13

0.62	0.62	0.58	0.51 (1)	0.58
5.18	4.18	1.99	3.59	2.72
5.80	4.80	2.57	4.10	3.30

(0.59)	(0.61)	(0.58)	(0.51)	(0.58)
(0.60)	(0.55)	(0.16)	(0.21)	(0.02)
(1.19)	(1.16)	(0.74)	(0.72)	(0.60)
0.00 (2)	0.00 (2)	0.01	0.00 (2)	0.00 (2)
$31.30	$26.69	$23.05	$21.21	$17.83

22.49%	21.70%	12.41%	23.54%	22.25%

$2,254.98	$1,182.79	$746.82	$433.78	$244.04

0.77%	0.80%	0.69%	0.71%	0.77%
0.77%	0.80%	0.69%	0.71%	0.76%

2.26%	2.56%	2.72%	2.68%	3.50%
2.26%	2.56%	2.72%	2.68%	3.51%
20%	18%	16%	17%	16%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                                                                                                           1-800-966-4354

Financial Statements

Notes to Financial Statements October 31, 2014

1).  ORGANIZATION

The Hennessy Gas Utility Index Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund is a successor to the FBR Gas Utility Index Fund (the “Predecessor FBR Fund”), a series of The FBR Funds, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on October 26, 2012.  Prior to October 26, 2012, the Fund had no investment operations.  As a result of the reorganization, holders of the Investor Class shares of the Predecessor FBR Fund received Investor Class shares of the Fund (the Investor Class shares of the Fund are the successor to the accounting and performance information of the Predecessor FBR Fund).  The investment objective of the Fund is income and capital appreciation.  The Fund is a non-diversified fund.

The Fund offers Investor Class shares.

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
b).
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income or loss and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under GAAP and federal income tax regulations, permanent differences between book and tax basis reporting for the 2014 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities.  The adjustments are as follow:

Undistributed	Accumulated
Net Investment	Net Realized
Loss	Gain	Paid-in Capital
$(1,210,469)	$746,577	$463,892

c).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

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The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.
d).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid out on a calendar quarter basis.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in November or December.

e).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

h).
Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

i).
Forward Contracts – The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.  During the fiscal year ended October 31, 2014, the Fund did not enter into any forward contracts.

j).
Repurchase Agreements – The Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

HENNESSY FUNDS                                                                                                           1-800-966-4354

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

k).
Accounting for Uncertainty in Income Taxes – The Fund has adopted accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

l).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities, or to increase potential income gain.  Derivatives may provide a cheaper, quicker, or more specifically focused way for a Fund to invest than “traditional” securities would.  The main purpose of utilizing these derivative instruments is for hedging purposes.

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the Financial Accounting Standards Board Accounting Standards Codification. Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position. During the fiscal year ended October 31, 2014, the Fund did not hold any derivative instruments.

m).
Events Subsequent to the Fiscal Period End – The Fund has adopted financial reporting rules regarding subsequent events that require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred subsequent to October 31, 2014 through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

3).  SECURITIES VALUATION

The Fund has adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-

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derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post-market close subsequent events (foreign markets), little public information exists, or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates, and similar data.

Level 3 –
Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g., mutual funds and exchange traded funds) are generally priced at the ending NAV provided by the Fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments are generally valued at amortized cost, which approximates fair market value, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which the security would be fair valued, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

HENNESSY FUNDS                                                                                                           1-800-966-4354

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are trading volume of security and markets, the value of other like securities, and news events with direct bearing to security or market. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of October 31, 2014 are included in the Fund’s Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the fiscal year ended October 31, 2014 were $1,126,259,820 and $343,383,164, respectively.

There were no purchases or sales/maturities of long-term U.S. Government Securities for the Fund during the fiscal year ended October 31, 2014.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the “Advisor”) is the investment advisor of the Fund. The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at the annual rate of 0.40%.  The net investment advisory fees payable for the Fund as of October 31, 2014 were $730,573.

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The Advisor has contractually agreed to limit the total annual operating expenses of the Fund (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses and, from and after November 1, 2014, 12b-1 fees) to 0.85% of the Fund’s net assets through February 28, 2015.

For a period of three years after the year in which the Advisor waives or reimburses expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.  During the three years ended October 31, 2014, no Advisor fees were waived and therefore no expenses are subject to potential recovery.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets, but the plan has not been implemented as of October 31, 2014.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners, and the printing and mailing of sales literature.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Fees paid by the Fund to various brokers, dealers, and financial intermediaries for the fiscal year ended October 31, 2014 were $3,185,943.

Membership fees are paid to the American Gas Association ("AGA"), which provides administrative services to the Fund pursuant to an Administrative Services Agreement between the Fund and AGA. These administrative services include overseeing the calculation of the Gas Utility Index. AUS Consultants Utility Services performs the actual computations required to produce the Gas Utility Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA. AGA does not furnish other securities advice to the Gas Utility Index Fund or the Manager or make recommendations regarding the purchase or sale of securities by the Gas Utility Index Fund. Under the terms of an agreement approved by the Board of Trustees, AGA provides the Advisor with current information regarding the common stock composition of the Gas Utility Index no less than quarterly but may supply such information more frequently. In addition, AGA provides the Gas Utility Index Fund with information on the natural gas industry. The Fund pays AGA in its capacity as administrator a fee at an annual rate of 0.04% of the average daily net assets of the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services, including all regulatory reporting, and necessary office equipment and personnel.  As administrator, USBFS prepares various federal and state regulatory filings, reports, and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent, and accountants; and coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fees paid to USBFS for the fiscal year ended October 31, 2014 were $1,904,647.

HENNESSY FUNDS                                                                                                           1-800-966-4354

U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

6).  LINE OF CREDIT

The Fund has a line of credit with the other funds in the Hennessy Funds family of funds (the “Hennessy Funds”) in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Index Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate. During the fiscal year ended October 31, 2014, the Fund had an outstanding average daily balance and a weighted average interest rate of $179,167 and 3.25%, respectively.  The maximum amount outstanding for the Fund during the period was $18,704,000.  At October 31, 2014, the Fund had a loan payable balance of $0.

7).  FEDERAL TAX INFORMATION

As of October 31, 2014, the components of accumulated earnings (losses) for income tax purposes for the Fund were as follow:

Cost of investments for tax purposes	$1,701,300,811
Gross tax unrealized appreciation	$589,799,997
Gross tax unrealized depreciation	(45,999,771)
Net tax unrealized appreciation	$543,800,226
Undistributed ordinary income	$43,176,035
Undistributed long-term capital gains	23,839,403
Total distributable earnings	$67,015,438
Other accumulated gain	$—
Total accumulated gain	$610,815,664

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales and partnership adjustments.

At October 31, 2014, the Fund had no tax basis capital losses to offset future capital gains.

At October 31, 2014, the Fund did not defer, on a tax basis, any late year ordinary losses.

The tax character of distributions paid during fiscal year 2014 and fiscal year 2013 for the Fund were as follow:

	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Ordinary income	$46,037,795	$25,896,541
Long-term capital gain	17,563,716	14,828,093
	$63,601,511	$40,724,634

8).  EVENTS SUBSEQUENT TO YEAR-END

On December 8, 2014, a short-term capital gains distribution of $0.57900 per share and long-term capital gains distribution of $0.32673 per share were declared and paid to shareholders of record on December 5, 2014.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Hennessy Funds Trust
And the Shareholders of Hennessy Gas Utility Index Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Hennessy Gas Utility Index Fund (the “Fund”), a series of Hennessy Funds Trust (the “Trust”) as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hennessy Gas Utility Index Fund as of October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2014

HENNESSY FUNDS                                                                                                           1-800-966-4354

Trustees and Officers of the Fund (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees.  Information pertaining to the Trustees and Officers of the Fund is set forth below.  The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-966-4354.

Number of
		Term of		Portfolios
		Office		in the	Other
		and		Fund	Directorships
	Position(s)	Length	Principal	Complex	(During Past
Name, Address,	Held with	of Time	Occupation(s)	Overseen	Five Years)(2)
and Age	the Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Disinterested Trustees (as defined below)

J. Dennis DeSousa	Trustee	Indefinite,	Mr. DeSousa is a real	16	Hennessy SPARX
Age: 78		until	estate investor.		Funds Trust;
Address:		successor			Hennessy Mutual
c/o Hennessy		elected			Funds, Inc.; and
Advisors, Inc.					The Hennessy
7250 Redwood Blvd.		Served			Funds, Inc.
Suite 200		since
Novato, CA 94945		January
1996
for the
Funds (or
Predecessor
Funds)

Robert T. Doyle	Trustee	Indefinite,	Mr. Doyle has been the	16	Hennessy SPARX
Age: 67		until	Sheriff of Marin County,		Funds Trust;
Address:		successor	California since 1996.		Hennessy Mutual
c/o Hennessy		elected			Funds, Inc.; and
Advisors, Inc.					The Hennessy
7250 Redwood Blvd.		Served			Funds, Inc.
Suite 200		since
Novato, CA 94945		January
1996
for the
Funds (or
Predecessor
Funds)

Gerald P. Richardson	Trustee	Indefinite,	Mr. Richardson is an	16	Hennessy SPARX
Age: 69		until	independent consultant		Funds Trust;
Address:		successor	in the securities industry.		Hennessy Mutual
c/o Hennessy		elected			Funds, Inc.; and
Advisors, Inc.					The Hennessy
7250 Redwood Blvd.		Served			Funds, Inc.
Suite 200		since
Novato, CA 94945		May 2004
for the
Funds (or
Predecessor
Funds)

HENNESSYFUNDS.COM

Number of
		Term of		Portfolios
		Office		in the	Other
		and		Fund	Directorships
	Position(s)	Length	Principal	Complex	(During Past
Name, Address,	Held with	of Time	Occupation(s)	Overseen	Five Years)(2)
and Age	the Fund	Served	During Past Five Years	by Trustee	Held by Trustee

“Interested Persons” (as defined in the 1940 Act)

Neil J. Hennessy(1)	Chief	Trustee:	Mr. Hennessy has been	16	Hennessy
Age: 58	Investment	Indefinite,	employed by Hennessy		Advisors, Inc.
Address:	Officer,	until	Advisors, Inc., the Funds’		(current);
c/o Hennessy	Portfolio	successor	investment advisor, since		Hennessy SPARX
Advisors, Inc.	Manager,	elected	1989. He currently serves		Funds Trust;
7250 Redwood Blvd.	President,		as President, Chairman		Hennessy Mutual
Suite 200	Trustee	Served	and CEO of Hennessy		Funds, Inc.; and
Novato, CA 94945	and	since	Advisors, Inc.		The Hennessy
	Chairman	January			Funds, Inc.
	of the	1996
	Board	for the
Funds (or
Predecessor
Funds)

Officer:
1 year term

Served
since
June 2008
for the
Funds (or
Predecessor
Funds)

Teresa M. Nilsen(1)	Executive	1 year term	Ms. Nilsen has been	N/A	N/A
Age: 48	Vice		employed by Hennessy
Address:	President	Served	Advisors, Inc., the Funds’
c/o Hennessy	and	since	investment advisor, since
Advisors, Inc.	Treasurer	January	1989. She currently serves
7250 Redwood Blvd.		1996	as Executive Vice President,
Suite 200		for the	Chief Operations Officer,
Novato, CA 94945		Funds (or	Chief Financial Officer, and
		Predecessor	Secretary of Hennessy
		Funds)	Advisors, Inc.

(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds.
(2)
Pursuant to an internal reorganization, the series of Hennessy Mutual Funds, Inc. (“HMFI”), The Hennessy Funds, Inc. (“HFI”) and Hennessy SPARX Funds Trust (“HSFT”) were reorganized into series of Hennessy Funds Trust on February 28, 2014, which mirrored the corresponding series of HFMI, HFI and HSFT.  Subsequent to the reorganization, HFMI, HFI and HSFT were dissolved.

HENNESSY FUNDS                                                                                                           1-800-966-4354

Term of
Office
and
	Position(s)	Length	Principal
Name, Address,	Held with	of Time	Occupation(s)
and Age	the Fund	Served	During Past Five Years

Interested Persons

Daniel B. Steadman(1)	Executive	1 year term	Mr. Steadman has been employed by
Age: 58	Vice President		Hennessy Advisors, Inc., the Funds’
Address:	and Secretary	Served since	investment advisor, since 2000.
c/o Hennessy Advisors, Inc.		March 2000	He currently serves as Executive
7250 Redwood Blvd.		for the Funds (or	Vice President and Chief Compliance
Suite 200		Predecessor Funds)	Officer of Hennessy Advisors, Inc.
Novato, CA 94945

Jennifer Cheskiewicz(1)	Senior	1 year term	Ms. Cheskiewicz has been employed by
Age: 37	Vice President		Hennessy Advisors, Inc., the Funds’
Address:	and Chief	Served since	investment advisor, since June 2013.
c/o Hennessy Advisors, Inc.	Compliance	June 2013	She previously served as in-house
7250 Redwood Blvd.	Officer	for the Funds (or	counsel to Carlson Capital, L.P., an
Suite 200		Predecessor Funds)	SEC-registered investment advisor to
Novato, CA 94945			several private funds from February
2010 to May 2013. Prior to that, she
was an attorney with Gibson, Dunn &
Crutcher LLP from September 2005
through February 2010. She currently
serves as General Counsel of
Hennessy Advisors, Inc.

Brian Carlson(1)	Senior	1 year term	Mr. Carlson has been employed by
Age: 42	Vice President		Hennessy Advisors, Inc., the Funds’
Address:	and Head of	Served since	investment advisor, since
c/o Hennessy Advisors, Inc.	Distribution	December 2013	December 2013.
7250 Redwood Blvd.		for the Funds (or
Suite 200		Predecessor Funds)	Mr. Carlson was previously a
Novato, CA 94945			co-founder and principal of Trivium
Consultants, LLC from February 2011
through November 2013. Prior to that,
he was the Senior Managing Director
of NRP Financial, Inc. from August
2007 through February 2011.

David Ellison(1)	Portfolio Manager	1 year term	Mr. Ellison has served as Portfolio
Age: 56	and Senior		Manager of the Large Cap Financial
Address:	Vice President	Served since	Fund, the Small Cap Financial Fund,
c/o Hennessy Advisors, Inc.		October 2012	and the Technology Fund
101 Federal Street		for the Funds (or	since inception.
Suite 1900		Predecessor Funds)
Boston, MA 02110			Mr. Ellison previously served as Director,
CIO and President of FBR Advisers, Inc.
from December 1999 to October 2012.

(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds.

HENNESSYFUNDS.COM

Term of
Office
and
	Position(s)	Length	Principal
Name, Address,	Held with	of Time	Occupation(s)
and Age	the Fund	Served	During Past Five Years

Interested Persons

Brian Peery(1)	Portfolio Manager	1 year term	Mr. Peery has been a Portfolio Manager
Age: 45	and		of the Cornerstone Growth Fund,
Address:	Vice President	Served since	the Cornerstone Mid Cap 30 Fund, the
c/o Hennessy Advisors, Inc.		March 2003	Cornerstone Large Growth Fund, the
7250 Redwood Blvd.		as Vice President	Cornerstone Value Fund, the Total
Suite 200		for the Funds (or	Return Fund, and the Balanced Fund
Novato, CA 94945		Predecessor Funds)	since October 2014. From February
2011 through September 2014, he
		Served since	served as Co-Portfolio Manager of
		February 2011	the same funds.
as Co-Portfolio
		Manager	Mr. Peery has been employed by
		for the Funds (or	Hennessy Advisors, Inc., the Funds’
		Predecessor Funds)	investment advisor, since 2002.

Winsor (Skip) Aylesworth(1)	Portfolio Manager	1 year term	Mr. Aylesworth has been Portfolio
Age: 67	and		Manager of the Gas Utility Index Fund
Address:	Vice President	Served since	since 1998 and Portfolio Manager of
c/o Hennessy Advisors, Inc.		October 2012	the Technology Fund since inception.
101 Federal Street		for the Funds (or
Suite 1900		Predecessor Funds)	Mr. Aylesworth previously served as
Boston, MA 02110			Executive Vice President of The FBR
Funds from 1999 to October 2012.

Ryan Kelley(1)	Portfolio Manager	1 year term	Mr. Kelley has been a Portfolio Manager
Age: 42	and		of the Gas Utility Index Fund (formerly
Address:	Vice President	Served since	the FBR Gas Utility Index Fund), the
c/o Hennessy Advisors, Inc.		March 2013	Small Cap Financial Fund (formerly the
1340 Environ Way		for the Funds (or	FBR Small Cap Financial Fund), and the
Chapel Hill, NC 27517		Predecessor Funds)	Large Cap Financial Fund (formerly the
FBR Large Cap Financial Fund) since
October 2014. From March 2013
through September 2014, he served
as a Co-Portfolio Manager of the same
funds. Prior to that, he was a Portfolio
Analyst of the Hennessy Funds.

Mr. Kelley previously served as Portfolio
Manager of The FBR Funds from
January 2008 to October 2012.

(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Funds.

HENNESSY FUNDS                                                                                                           1-800-966-4354

Expense Example (Unaudited)
October 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 through October 31, 2014.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HENNESSYFUNDS.COM

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/14	10/31/14	5/1/14 – 10/31/14
Investor Class

Actual	$1,000.00	$1,079.30	$3.98

Hypothetical (5% return
before expenses)	$1,000.00	$1,021.37	$3.87

(1)
Expenses are equal to the Fund’s expense ratio of 0.76% for Investor Class shares, as applicable multiplied by the average account value over the period, multiplied by 184/365 days (to reflect one-half year period).

HENNESSY FUNDS                                                                                                           1-800-966-4354

Proxy Voting

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds’ website at hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available on both the Hennessy Funds’ website at hennessyfunds.com and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For the fiscal year ended October 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 72.18%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2014 was 58.73%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 21.62%.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Administrator at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

HENNESSYFUNDS.COM

Privacy Policy

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

and
•
information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

HENNESSY FUNDS                                                                                                           1-800-966-4354

For information, questions or assistance, please call

The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)*        /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date:  January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date:  January 22, 2015

By (Signature and Title)*        /s/ Teresa M. Nilsen
Teresa M. Nilsen, Treasurer

Date:  January 22, 2015